Trade and other payables (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Text Block [Line Items]
Summary Of Trade And Other Payables Detailed Information

	2021 € ‘000s	2020 € ‘000s
Trade payables	77,651	75,249
Other taxation and social security	9,835	3,196
Other payables	1,106	2,132
Accruals	58,761	62,732

	147,353	143,309

Parent [member]
Text Block [Line Items]
Schedule Of Trade And Other Payables

2021
€
Trade payables	3,187
Accruals	907,063

910,250